Income Taxes	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

33.  INCOME TAXES

The following table presents the components of the income tax expense/(benefit) recognized in the accompanying consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	For the years ended
	12-31-2019	12-31-2018	12-31-2017
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(56,493,392)	(47,840,814)	(133,038,125)
Adjustments to current tax from the previous period	342,760	(5,882,343)	(24,409)
Current tax income/(expense) related to hedge accounting	(18,677,018)	(38,594,801)	18,309,177
Current tax expense, net	(74,827,650)	(92,317,958)	(114,753,357)
Expense from deferred taxes for origination and reversal of temporary differences	51,370,114	(17,447,105)	2,653,838
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes	—	4,818,298	—
Total deferred tax benefit	51,370,114	(12,628,807)	2,653,838
Income tax expense, continuing operations	(23,457,536)	(104,946,765)	(112,099,519)

The principal temporary differences are detailed in Note 18.a.

The following table reconciles computed income tax expense resulting from applying the applicable statutory tax rate to “Profit before income taxes” and the actual income tax expense recognized in the accompanying consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	Rate	12-31-2019	Rate	12-31-2018	Rate	12-31-2017
Reconciliation of Tax Expense	%	ThCh$	%	ThCh$	%	ThCh$
ACCOUNTING PROFIT BEFORE INCOME TAX		224,783,599		423,152,001		537,641,734
Total tax income (expense) using statutory rate	(27.00%)	(60,691,572)	(27.00%)	(114,251,041)	(25.50%)	(137,098,643)
Tax effect of rates applied in other countries	0.10%	232,897	—	—	0.06%	328,968
Tax effect of non-taxable operations	13.97%	31,395,185	0.19%	801,347	6.43%	34,547,907
Tax effect of non-tax-deductible expenses	(2.99%)	(6,723,336)	(0.32%)	(1,370,485)	(3.09%)	(16,589,585)
Tax effect of adjustments to deferred taxes in previous periods	0.15%	342,760	(1.39%)	(5,882,343)	(0.00%)	(24,409)
Deferred tax adjustments from previous years	—	—	1.14%	4,818,298	—	—
Price level restatement for tax purposes (equity investments)	5.33%	11,986,530	2.58%	10,937,459	1.25%	6,736,243
Total adjustments to tax expense using statutory rates	16.56%	37,234,036	2.20%	9,304,276	4.65%	24,999,124
Actual income tax expense	(10.44%)	(23,457,536)	(24.80%)	(104,946,765)	(20.85%)	(112,099,519)